                                                  May 4, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     RE:  JPF SEPARATE ACCOUNT A
          FILE NO. 333-93367

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

          (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment on Form N-6 to the Registration Statement on Form S-6; and

          (2) the text of the most recent Post-Effective Amendment was electronically filed on April 20, 2004.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                                  Sincerely,

                                                  /s/Charlene Grant

                                                  Charlene Grant
                                                  Assistant Vice President and
                                                  Associate Counsel